CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 25,407,996	$ 30,216,911	$ 30,747,959
Cost of sales	(23,608,401)	(28,582,737)	(26,000,180)
Gross profit	1,799,595	1,634,174	4,747,779
Operating expenses:
Selling expenses	(1,227,234)	(465,463)	(885,804)
General and administrative expenses	(2,050,922)	(5,459,470)	(2,332,017)
Allowance for doubtful accounts and obsolescence stock	(11,115,060)	0	0
Total operating expenses	(14,393,216)	(5,924,933)	(3,217,821)
Other (expenses) income:
Interest expenses	(983,659)	(1,684,596)	(2,027,843)
Interest income	2,447	295	375,634
Change in fair value of warrants	187,799	707,103	7,198,191
Other (loss) gains - net	51,303	414,206	21,688
Total other (expenses) income	(742,110)	(562,992)	5,567,670
(Loss) Income before income taxes	(13,335,731)	(4,853,751)	7,097,628
Income taxes	0	104,526	225,319
Net (loss) income	(13,335,731)	(4,749,225)	7,322,947
Other comprehensive (loss) income
Foreign currency translation adjustments	3,057,536	(3,298,862)	(9,931,290)
Total other comprehensive income	3,057,536	(3,298,862)	(9,931,290)
Comprehensive loss	$ (10,278,195)	$ (8,048,087)	$ (2,608,343)
(Loss) earnings per share attributable to Equity holders of the Company
- Basic (in dollars per share)	$ (1.25)	$ (0.49)	$ 0.79
- Diluted (in dollars per share)	$ (1.25)	$ (0.49)	$ 0.79
Weighted average shares used in calculating (Loss) earnings per ordinary share
- Basic (in shares)	10,663,556	9,618,852	9,323,108
- Diluted (in shares)	10,663,556	9,618,852	9,323,108